Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2024		Jan. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		$ 6,611		$ 5,487
Provision for credit losses		963	[1]	638
Net write-offs		(804)		(563)
Other, including foreign currency adjustment		(190)		91
Provision for credit losses
Balance at end of period		6,580		5,653
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		6,372	[2]	5,348
Provision for credit losses
Balance at end of period		6,328	[3]	5,513	[4]
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[5]	90		31
Provision for credit losses
Balance at end of period	[5]	96		40
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[6]	149		108
Provision for credit losses
Balance at end of period	[6]	156		100
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,084		899
Provision for credit losses		63	[1]	31
Net write-offs		(18)		(15)
Other, including foreign currency adjustment		(14)		23
Provision for credit losses
Remeasurement	[7]	59		27
Newly originated or purchased financial assets		11		9
Derecognition of financial assets and maturities		(7)		(5)
Gross write-offs		(23)		(22)
Recoveries		5		7
Foreign exchange and other movements		(14)		23
Balance at end of period		1,115		938
Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,084
Provision for credit losses
Balance at end of period		1,115		938
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		2,414		2,137
Provision for credit losses		411	[1]	276
Net write-offs		(427)		(250)
Other, including foreign currency adjustment		(96)		41
Provision for credit losses
Remeasurement	[7]	387		244
Newly originated or purchased financial assets		93		90
Derecognition of financial assets and maturities		(69)		(58)
Gross write-offs		(488)		(307)
Recoveries		61		57
Foreign exchange and other movements		(96)		41
Balance at end of period		2,302		2,204
Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		2,414
Provision for credit losses
Balance at end of period		2,302		2,204
Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,237		1,083
Provision for credit losses		290	[1]	191
Net write-offs		(273)		(204)
Other, including foreign currency adjustment		(22)		30
Provision for credit losses
Remeasurement	[7]	279		177
Newly originated or purchased financial assets		40		47
Derecognition of financial assets and maturities		(29)		(33)
Gross write-offs		(316)		(241)
Recoveries		43		37
Foreign exchange and other movements		(22)		30
Balance at end of period		1,232		1,100
Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,237
Provision for credit losses
Balance at end of period		1,232		1,100
Total retail loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		4,735		4,119
Provision for credit losses
Remeasurement	[7]	725		448
Newly originated or purchased financial assets		144		146
Derecognition of financial assets and maturities		(105)		(96)
Gross write-offs		(827)		(570)
Recoveries		109		101
Foreign exchange and other movements		(132)		94
Balance at end of period		4,649		4,242
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,876		1,368
Provision for credit losses		199	[1]	140
Net write-offs		(86)		(94)
Other, including foreign currency adjustment		(58)		(3)
Provision for credit losses
Remeasurement	[7]	214		116
Newly originated or purchased financial assets		212		97
Derecognition of financial assets and maturities		(232)		(84)
Gross write-offs		(112)		(106)
Recoveries		26		12
Foreign exchange and other movements		(59)		(1)
Balance at end of period including off-balance sheet exposures		1,835		1,371
Less: Allowance for credits losses on off-balance sheet exposures	[6]	(156)		(100)
Balance at end of period		1,931		1,411
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,786		1,337
Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	[6]	1,679		1,271
Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,637
Provision for credit losses
Balance at end of period		1,679		1,271
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[2]	1,861
Provision for credit losses
Balance at end of period		1,768	[3]	1,633	[4]
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		265		197
Provision for credit losses
Remeasurement	[7]	(65)		(31)
Newly originated or purchased financial assets		11		9
Derecognition of financial assets and maturities		(2)		(2)
Transfer to (from)stage 1		50		37
Transfer to (from)stage 2		(11)		(7)
Foreign exchange and other movements		(2)		6
Balance at end of period		246		209
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		265
Provision for credit losses
Balance at end of period		246		209
Stage 1 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		647		665
Provision for credit losses
Remeasurement	[7]	(186)		(181)
Newly originated or purchased financial assets		93		90
Derecognition of financial assets and maturities		(23)		(21)
Transfer to (from)stage 1		172		157
Transfer to (from)stage 2		(58)		(46)
Transfer to (from)stage 3		(3)		(2)
Foreign exchange and other movements		(13)		11
Balance at end of period		629		673
Stage 1 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		647
Provision for credit losses
Balance at end of period		629		673
Stage 1 [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		414		436
Provision for credit losses
Remeasurement	[7]	(99)		(74)
Newly originated or purchased financial assets		40		47
Derecognition of financial assets and maturities		(13)		(17)
Transfer to (from)stage 1		78		67
Transfer to (from)stage 2		(34)		(35)
Foreign exchange and other movements		(5)		12
Balance at end of period		381		436
Stage 1 [member] | Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		414
Provision for credit losses
Balance at end of period		381		436
Stage 1 [member] | Total retail loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,326		1,298
Provision for credit losses
Remeasurement	[7]	(350)		(286)
Newly originated or purchased financial assets		144		146
Derecognition of financial assets and maturities		(38)		(40)
Transfer to (from)stage 1		300		261
Transfer to (from)stage 2		(103)		(88)
Transfer to (from)stage 3		(3)		(2)
Foreign exchange and other movements		(20)		29
Balance at end of period		1,256		1,318
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[7]	(40)		20
Newly originated or purchased financial assets		212		97
Derecognition of financial assets and maturities		(196)		(73)
Transfer to (from)stage 1		44		22
Transfer to (from)stage 2		(31)		(8)
Foreign exchange and other movements		(10)
Balance at end of period including off-balance sheet exposures		614		380
Less: Allowance for credits losses on off-balance sheet exposures	[6]	(102)		(65)
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		635		322
Stage 1 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	[6]	512		315
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		535
Provision for credit losses
Balance at end of period		512		315
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[2]	2,630
Provision for credit losses
Balance at end of period		2,656	[3]	2,226	[4]
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		321		296
Provision for credit losses
Remeasurement	[7]	36		9
Derecognition of financial assets and maturities		(5)		(3)
Transfer to (from)stage 1		(37)		(29)
Transfer to (from)stage 2		49		31
Transfer to (from)stage 3		(21)		(13)
Foreign exchange and other movements		(7)		10
Balance at end of period		336		301
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		321
Provision for credit losses
Balance at end of period		336		301
Stage 2 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,103		921
Provision for credit losses
Remeasurement	[7]	221		242
Derecognition of financial assets and maturities		(46)		(37)
Transfer to (from)stage 1		(169)		(154)
Transfer to (from)stage 2		82		63
Transfer to (from)stage 3		(126)		(84)
Foreign exchange and other movements		(15)		17
Balance at end of period		1,050		968
Stage 2 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,103
Provision for credit losses
Balance at end of period		1,050		968
Stage 2 [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		823		647
Provision for credit losses
Remeasurement	[7]	181		111
Derecognition of financial assets and maturities		(16)		(16)
Transfer to (from)stage 1		(78)		(67)
Transfer to (from)stage 2		34		35
Transfer to (from)stage 3		(70)		(60)
Foreign exchange and other movements		(23)		14
Balance at end of period		851		664
Stage 2 [member] | Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		823
Provision for credit losses
Balance at end of period		851		664
Stage 2 [member] | Total retail loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		2,247		1,864
Provision for credit losses
Remeasurement	[7]	438		362
Derecognition of financial assets and maturities		(67)		(56)
Transfer to (from)stage 1		(284)		(250)
Transfer to (from)stage 2		165		129
Transfer to (from)stage 3		(217)		(157)
Foreign exchange and other movements		(45)		41
Balance at end of period		2,237		1,933
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[7]	92		11
Derecognition of financial assets and maturities		(34)		(8)
Transfer to (from)stage 1		(44)		(22)
Transfer to (from)stage 2		32		8
Transfer to (from)stage 3		(4)		(1)
Foreign exchange and other movements		(6)		4
Balance at end of period including off-balance sheet exposures		439		312
Less: Allowance for credits losses on off-balance sheet exposures	[6]	(20)		(19)
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		403		320
Stage 2 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	[6]	419		293
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		383
Provision for credit losses
Balance at end of period		419		293
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[2]	1,881
Provision for credit losses
Balance at end of period		1,904	[3]	1,654	[4]
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		498		406
Provision for credit losses
Remeasurement	[7]	88		49
Transfer to (from)stage 1		(13)		(8)
Transfer to (from)stage 2		(38)		(24)
Transfer to (from)stage 3		21		13
Gross write-offs		(23)		(22)
Recoveries		5		7
Foreign exchange and other movements		(5)		7
Balance at end of period		533		428
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		498
Provision for credit losses
Balance at end of period		533		428
Stage 3 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		664		551
Provision for credit losses
Remeasurement	[7]	352		183
Transfer to (from)stage 1		(3)		(3)
Transfer to (from)stage 2		(24)		(17)
Transfer to (from)stage 3		129		86
Gross write-offs		(488)		(307)
Recoveries		61		57
Foreign exchange and other movements		(68)		13
Balance at end of period		623		563
Stage 3 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		664
Provision for credit losses
Balance at end of period		623		563
Stage 3 [member] | Credit cards [member]
Provision for credit losses
Remeasurement	[7]	197		140
Transfer to (from)stage 3		70		60
Gross write-offs		(316)		(241)
Recoveries		43		37
Foreign exchange and other movements		6		4
Stage 3 [member] | Total retail loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,162		957
Provision for credit losses
Remeasurement	[7]	637		372
Transfer to (from)stage 1		(16)		(11)
Transfer to (from)stage 2		(62)		(41)
Transfer to (from)stage 3		220		159
Gross write-offs		(827)		(570)
Recoveries		109		101
Foreign exchange and other movements		(67)		24
Balance at end of period		1,156		991
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[7]	162		85
Derecognition of financial assets and maturities		(2)		(3)
Transfer to (from)stage 2		(1)
Transfer to (from)stage 3		4		1
Gross write-offs		(112)		(106)
Recoveries		26		12
Foreign exchange and other movements		(43)		(5)
Balance at end of period including off-balance sheet exposures		782		679
Less: Allowance for credits losses on off-balance sheet exposures	[6]	(34)		(16)
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		748		695
Stage 3 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	[6]	748		663
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		719
Provision for credit losses
Balance at end of period		$ 748		$ 663

[1]	Excludes amounts associated with other assets of $(1). The provision for credit losses, net of these amounts, is $962.
[2]	Excludes allowance for credit losses of $257 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[3]	Excludes allowance for credit losses of $269 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[4]	Excludes allowance for credit losses of $155 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[5]	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
[6]	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
[7]	Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.